Subsequent Events (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from April 1 to June 15, 2026, the Mexican Government has made contributions to Petróleos Mexicanos, through the Ministry of Energy in the amount of Ps.42,097,577 to provide financial support to PEMEX, such contributions have been designated to strengthen its financial position.

Date	Strengthening of financial position
April 29,	Ps.	18,178,905
May 28,	10,214,608
June 15,	13,704,064
Total	Ps.	42,097,577